Document and Entity Information	Sep. 14, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 14, 2021
Entity Registrant Name	MODIV INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	000-55776
Entity Tax Identification Number	47-4156046
Entity Address, Address Line One	120 NEWPORT CENTER DRIVE
Entity Address, City or Town	NEWPORT BEACH
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660
City Area Code	888
Local Phone Number	686-6348
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001645873